Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

The Company has three reportable operating segments, Banzai Operating Co, Inc., OpenReel, and Vidello. The Company’s segments deliver SaaS tools that leverage data, analytics, and AI to provide marketing and sales solutions, including video production and editing, for businesses of all sizes.

Our Chief Executive Officer, who serves as the Company’s chief operating decision maker (“CODM”), primarily uses segment revenue, gross profit, and adjusted EBITDA to allocate resources and assess performance. Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations. Currently, the CODM does not review assets in evaluating the results of the operating segments, and therefore, such information is not presented.

The table below presents information about segments for the three months ended March 31, 2026:

Three months ended March 31, 2026
	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$1,026	$1,376	$294	$2,696
Cost of revenue	390	64	67	521
Gross profit	636	1,312	227	2,175

Expenses
People	1,944	1,033	119	3,096
Marketing and advertising	369	51	113	533
Technology	180	37	13	230
Other segment expenses[1]	184	36	4	224
Total expenses	2,677	1,157	249	4,083
Segment Adjusted EBITDA	(2,041)	155	(22)	(1,908)
Transaction, PubCo. Expenses and Stock-based compensation	3,567	-	-	3,567
Adjusted EBITDA	$(5,608)	$155	$(22)	$(5,475)

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, insurance expenses, and expenses related to licenses.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The table below presents information about segments for the three months ended March 31, 2025:

Three months ended March 31, 2025
	Banzai Operating	OpenReel	Vidello[1]	Total Consolidated
Revenue	$1,160	$1,441	$778	$3,379
Cost of revenue	377	74	155	606
Gross profit	783	1,367	623	2,773

Expenses
People	2,204	90	—	2,294
Marketing and advertising	795	39	103	937
Technology	276	519	27	822
Other segment expenses[2]	369	20	73	462
Total expenses	3,644	668	203	4,515
Segment Adjusted EBITDA	(2,861)	699	420	(1,742)
Transaction, PubCo. Expenses and Stock-based compensation	2,616	302	—	2,918
Adjusted EBITDA	$(5,477)	$397	$420	$(4,660)

[1]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore does not represent activity for the full three month period.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the three months ended March 31, 2026, and 2025 is as follows:

	March 31, 2026	March 31, 2025
EBITDA by segment
Banzai Operating Co.	$(5,608)	$(5,477)
OpenReel	155	397
Vidello	(22)	420
Total	(5,475)	(4,660)

Reconciliation to loss before income taxes:
Interest income	(3)	—
Interest expense	9	—
Interest expense – related party	194	358
Depreciation and amortization expense	305	247
Gain on extinguishment of liabilities, net	6	(2,573)
Loss on Yorkville SEPA advances	28	385
Loss on debt issuance	1,647	274
Changes in fair value of financial instruments	258	344
Other	550	(125)
Loss before income taxes	$(8,469)	$(3,570)

Disaggregation of Revenue

The following table presents the Company’s percentage of revenue generated by SaaS product for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
Revenue %	2026	2025
Reach	2.2%	3.8%
Demio	34.2%	91.0%
OpenReel [1]	45.0%	5.2%
Vidello [2]	18.6%	—%
Total	100.0%	100.0%

For disaggregation of revenue by geographic area, refer to Note 6 – Revenue.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

18. Segment Reporting

The Company has three reportable operating segments, Banzai Operating Co, Inc., OpenReel, and Vidello. The Company’s segments deliver SaaS tools that leverage data, analytics, and AI to provide marketing and sales solutions, including video production and editing, for businesses of all sizes.

Our Chief Executive Officer, who serves as the Company’s chief operating decision maker (“CODM”), primarily uses segment revenue, gross profit, and adjusted EBITDA to allocate resources and assess performance. Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations. Currently, the CODM does not review assets in evaluating the results of the operating segments, and therefore, such information is not presented.

The table below presents information about segments for the year ended December 31, 2025:

Year ended December 31, 2025
	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$4,426,868	$5,473,389	$2,261,162	$12,161,419
Cost of revenue	1,476,701	310,362	401,520	2,188,583
Gross profit	2,950,167	5,163,027	1,859,642	9,972,836

Expenses
People	6,254,527	4,545,813	393,025	11,193,365
Marketing and advertising	2,160,168	155,237	558,059	2,873,464
Technology	926,334	272,926	83,839	1,283,099
Other segment expenses[1]	2,223,686	535,823	198,407	2,957,915
Total expenses	11,564,715	5,509,799	1,233,330	18,307,843
Segment Adjusted EBITDA	(8,614,548)	(346,772)	626,312	(8,335,007)
Transaction, PubCo. Expenses and Stock-based compensation	8,819,671	71,320	88,511	8,979,501
Adjusted EBITDA	$(17,434,219)	$(418,092)	$537,801	$(17,314,508)

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, insurance expenses, and expenses related to licenses.

The table below presents information about segments for the year ended December 31, 2024:

Year ended December 31, 2024
	Banzai Operating	OpenReel	Vidello[1]	Total Consolidated
Revenue	$4,305,429	$222,450	$—	$4,527,879
Cost of revenue	1,407,564	14,978	—	1,422,542
Gross profit	2,897,865	207,472	—	3,105,337

Expenses
People	6,209,488	17,642	—	6,227,130
Marketing and advertising	1,587,085	5,020	—	1,592,105
Technology	861,775	112,429	—	974,204
Other segment expenses[2]	811,519	6,856	—	818,375
Total expenses	9,469,867	141,947	—	9,611,814
Segment Adjusted EBITDA	(6,572,002)	65,525	—	(6,506,477)
Transaction, PubCo. Expenses and Stock-based compensation	6,912,309	—	—	6,912,309
Adjusted EBITDA	$(13,484,311)	$65,525	$—	$(13,418,786)

[1]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore is presented at $0 for comparative purposes.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the years ended December 31, 2025, and 2024 is as follows:

	December 31, 2025	December 31, 2024
EBITDA by segment
Banzai Operating Co.	$(17,434,219)	$(13,484,311)
OpenReel	(418,092)	65,525
Vidello	537,801	—
Total	(17,314,510)	(13,418,786)

Reconciliation to loss before income taxes:
Interest income	(2,955)	(10)
Interest expense	-	-
Interest expense – related party	1,156,984	3,047,101
Depreciation and amortization expense	1,150,471	24,179
Loss on conversion of liabilities	-	11,338,284
Gain on extinguishment of liabilities, net	(2,085,895)	390,801
Gain on release of Vidello revenue holdback	(973,000)	-
Vidello earnout expense	485,720	-
Failed acquisition costs	1,382,002	-
Loss on Yorkville SEPA advances	974,079	-
GEM settlement fee expense	-	200,000
Yorkville prepayment premium expense	-	80,760
Loss on debt issuance	5,580,835	653,208
Changes in fair value of financial instruments	(3,052,229)	(478,288)
Goodwill impairment	-	2,725,460
Other	(726,572)	113,108
Loss before income taxes	$(21,203,950)	$(31,513,389)

Disaggregation of Revenue

The following table presents the Company’s percentage of revenue generated by SaaS product for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
Revenue %	2025	2024
Reach	2.2%	3.8%
Demio	34.2%	91.0%
OpenReel [1]	45.0%	5.2%
Vidello [2]	18.6%	—%
Total	100.0%	100.0%

For disaggregation of revenue by geographic area, refer to Note 6 – Revenue.